Pension benefits - Change in Pension Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 39	$ 33	$ 33
Estimated return	0	1	1
Contribution by employer	6	6	0
Benefits paid	(1)	(2)	(1)
Actuarial gain	0	0	2
Settlement	(27)	0	0
Foreign currency translations	(1)	1	(2)
Fair value of plan assets at end of year	$ 16	$ 39	$ 33